Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Opening balance	$ 28,871	$ 49,065
Ending balance	25,753	28,871
Gross carrying amount
Property, Plant and Equipment
Opening balance	49,140	72,446
Additions	193	767
Disposals	(156)	(1,399)
Reclassification to assets held for sale		(25,500)
Currency translation adjustments	(986)	2,826
Ending balance	48,191	49,140
Gross carrying amount | Right-of-use assets
Property, Plant and Equipment
Opening balance	1,341	1,523
Additions		295
Disposals		(482)
Currency translation adjustments	6	5
Ending balance	1,347	1,341
Gross carrying amount | Refinery and power plants
Property, Plant and Equipment
Opening balance	42,989	65,742
Additions	5
Reclassification to assets held for sale		(25,500)
Currency translation adjustments	(1,011)	2,747
Ending balance	41,983	42,989
Gross carrying amount | Equipment
Property, Plant and Equipment
Opening balance	2,499	3,401
Additions	14	3
Disposals		(903)
Currency translation adjustments	(4)	(2)
Ending balance	2,509	2,499
Gross carrying amount | Office equipment
Property, Plant and Equipment
Opening balance	2,311	1,780
Additions	174	469
Disposals	(156)	(14)
Currency translation adjustments	23	76
Ending balance	2,352	2,311
Accumulated depreciation
Property, Plant and Equipment
Opening balance	20,269	23,381
Additions	2,762	3,503
Disposals	(155)	(1,364)
Reclassification to assets held for sale		(6,363)
Currency translation adjustments	(438)	1,112
Ending balance	22,438	20,269
Accumulated depreciation | Right-of-use assets
Property, Plant and Equipment
Opening balance	713	831
Additions	364	349
Disposals		(481)
Currency translation adjustments	5	14
Ending balance	1,082	713
Accumulated depreciation | Refinery and power plants
Property, Plant and Equipment
Opening balance	17,197	19,839
Additions	1,798	2,659
Disposals	0
Reclassification to assets held for sale		(6,363)
Currency translation adjustments	(441)	1,062
Ending balance	18,554	17,197
Accumulated depreciation | Equipment
Property, Plant and Equipment
Opening balance	1,657	2,158
Additions	358	371
Disposals		(869)
Currency translation adjustments	(4)	(3)
Ending balance	2,011	1,657
Accumulated depreciation | Office equipment
Property, Plant and Equipment
Opening balance	702	553
Additions	242	124
Disposals	(155)	(14)
Currency translation adjustments	2	39
Ending balance	$ 791	$ 702